Income Tax - Additional Information (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Statements [Line Items]
statutory tax rate	29.10%	29.10%	29.10%	29.10%
corporate income tax rate	21.00%	21.00%	21.00%	21.00%
Deferred Tax Assets Recognized In Respect Of Losses Due To Uncertainty [Member]
Statements [Line Items]
Deferred tax assets	€ 0		€ 0		€ 0